LONG-TERM INVESTMENTS (Summary Of Financial Information Of The Equity Method Investments) (Details) - Equity method investments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity method investments [Line Items]
Total current assets	$ 2,606,921	$ 264,663
Total assets	2,753,244	843,911
Total current liabilities	1,144,880	44,384
Total liabilities	1,220,771	409,190
Net revenues	199,069	117,896	$ 145,745
Gross profits	167,512	104,908	138,168
Income (loss) from continuing operations	(58,658)	36,157	83,431
Net income (loss)	$ (58,658)	$ 36,157	$ 83,431